FINANCIAL EXPENSES NET (Tables)	12 Months Ended
Dec. 31, 2015
Financial Expenses Net Tables [Abstract]
Schedule of financial expenses
NOTE 17—FINANCIAL EXPENSES- NET:
	Year ended December, 31
	2015	2014	2013

	(U.S. $ in millions)
Other-than-temporary impairment of securities	$631	$6	$-
Interest expenses and other bank charges	270	300	314
Income from investments	(34)	(24)	(32)
Foreign exchange (gains) losses - net	(9)	30	8
Other- mainly debt tender offer and termination of related swap agreements	142	1	109
Total finance expense — net	$1,000	$313	$399